Janus Henderson Small-Mid Cap Value Fund Average Annual Total Returns - Class A C S I N T Shares [Member]			12 Months Ended	60 Months Ended	89 Months Ended	120 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			23.81%	13.86%		12.55%
Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			10.98%	8.44%		7.81%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.30%	5.08%		7.37%
Performance Inception Date	[1]
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		14.23%	5.57%		7.19%
Performance Inception Date	[2]
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.12%	6.27%		7.99%
Performance Inception Date
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.20%	5.95%		6.89%
Performance Inception Date
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.96%	5.11%		6.35%
Performance Inception Date
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.33%	6.61%		8.28%
Performance Inception Date
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.39%	6.72%	[3]
Performance Inception Date
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			16.19%	6.45%		8.14%
Performance Inception Date

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	Since the inception of Class N Shares on August 4, 2017.